Group companies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
schedule of group companies

Group companies: Table (a)

Entity name	Country of incorporation	Principal activities	Group interest at December 31, 2025
Quality Industrial Corp.	United States	Operating company	53.47%
AL Shola Al Modea Gas Distribution LLC	Dubai	Operating company	51% (Indirect)
BIOSTEAM ENERGY (Pty) Ltd	South Africa	Operating company	51%
BrightHy Solutions Limited	Ireland	Operating company	100%
Fusion Fuel USA, Inc.	United States	Dormant entity	100%